Saba Closed-End Funds ETF	August 31, 2024
SCHEDULE OF INVESTMENTS	(Unaudited)

	Number of Shares	Value
CLOSED-END FUNDS – 101.1%
EQUITY – 42.5%
abrdn Emerging Markets Equity Income Fund Inc.	5,932	$32,063
abrdn Global Dynamic Dividend Fund	18,598	191,745
abrdn Global Infrastructure Income Fund(a)	284,626	5,618,517
abrdn Healthcare Investors	162,731	3,083,752
abrdn Life Sciences Investors	268,088	4,056,171
abrdn Total Dynamic Dividend Fund	162,650	1,455,718
Adams Diversified Equity Fund, Inc.(a)	367,980	7,867,412
Adams Natural Resources Fund, Inc.	14,078	330,411
Allspring Global Dividend Opportunity Fund	57,140	282,272
ASA Gold and Precious Metals Ltd.	575,128	11,238,001
BlackRock Enhanced Global Dividend Trust	50,315	560,006
BlackRock Enhanced International Dividend Trust	661	3,847
BlackRock Health Sciences Term Trust(a)	191,058	3,068,392
BlackRock Innovation and Growth Term Trust(a)	2,325,655	17,465,669
BlackRock Resources & Commodities Strategy Trust	890	8,259
BlackRock Science and Technology Term Trust	168,599	3,265,763
ClearBridge Energy Midstream Opportunity Fund, Inc.	31,417	1,285,584
ClearBridge MLP & Midstream Total Return Fund, Inc.	4,567	186,334
Clough Global Equity Fund	1,473	10,002
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	1	8
First Trust Specialty Finance and Financial Opportunities Fund	45,719	179,676
Gabelli Dividend & Income Trust (The)	178,055	4,284,003
Gabelli Healthcare & WellnessRx Trust (The)	237,286	2,624,383
GAMCO Natural Resources Gold & Income Trust	42,849	250,238
General American Investors Co., Inc.	15,613	821,868
John Hancock Hedged Equity & Income Fund	4,044	44,282
Kayne Anderson Energy Infrastructure Fund	2,856	30,673
Lazard Global Total Return and Income Fund, Inc.	129,362	2,230,201
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	34,537	290,111
Mexico Equity and Income Fund, Inc. (The)	1,943	17,215
Morgan Stanley India Investment Fund, Inc.*	100	2,788
Neuberger Berman Energy Infrastructure and Income Fund, Inc.	9,646	78,133

	Number of Shares	Value
CLOSED-END FUNDS (Continued)
EQUITY (Continued)
Neuberger Berman Next Generation Connectivity Fund, Inc.(a)	720,300	$8,960,532
New Germany Fund, Inc. (The)	1,399	11,989
Nuveen Dow 30sm Dynamic Overwrite Fund	2,017	29,569
Nuveen Real Asset Income and Growth Fund	126,464	1,644,032
NYLI CBRE Global Infrastructure Megatrends Fund(a)	510,491	7,116,245
Principal Real Estate Income Fund(a)	118,296	1,298,890
Royce Micro-Capital Trust, Inc.	276	2,702
Royce Small-Capital Trust, Inc.	669	10,403
Swiss Helvetia Fund, Inc. (The)	501	4,474
Taiwan Fund, Inc. (The)*	7,184	321,340
Tortoise Energy Independence Fund, Inc.(a)	12,440	475,581
Tortoise Energy Infrastructure Corp.	2,344	86,165
Tortoise Midstream Energy Fund, Inc.(a)	33,037	1,485,013
Tortoise Pipeline & Energy Fund, Inc.	4,994	208,200
Voya Emerging Markets High Dividend Equity Fund(a)	176,295	958,692
Voya Global Advantage and Premium Opportunity Fund	8,393	79,650
Voya Infrastructure Industrials and Materials Fund(a)	49,941	542,359
		94,099,333
FIXED INCOME – 47.7%
abrdn National Municipal Income Fund	268	2,924
AllianceBernstein National Municipal Income Fund, Inc.	217,913	2,484,208
Bancroft Fund Ltd.	1,098	18,062
BlackRock California Municipal Income Trust(a)	585,715	6,923,151
BlackRock ESG Capital Allocation Term Trust(a)	2,048,168	35,842,940
BlackRock Municipal 2030 Target Term Trust	628	13,433
BlackRock MuniHoldings California Quality Fund, Inc.	1,035	11,571
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	2,423	29,052
BlackRock MuniHoldings New York Quality Fund, Inc.	516	5,526
BlackRock Muniholdings Quality Fund II, Inc.	48	501
BlackRock MuniVest Fund II, Inc.	937	10,494
BlackRock MuniYield Michigan Quality Fund, Inc.	143	1,675
BlackRock MuniYield New York Quality Fund, Inc.	1,316	13,726
BlackRock MuniYield Pennsylvania Quality Fund	12,755	157,142
BlackRock New York Municipal Income Trust	167	1,787

Saba Closed-End Funds ETF	August 31, 2024
SCHEDULE OF INVESTMENTS (Continued)	(Unaudited)

	Number of Shares	Value
CLOSED-END FUNDS (Continued)
FIXED INCOME (Continued)
BlackRock Virginia Municipal Bond Trust	173	$1,957
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	37,573	407,291
BNY Mellon Municipal Income, Inc.	125,236	914,223
BNY Mellon Strategic Municipal Bond Fund, Inc.	128,016	778,337
BNY Mellon Strategic Municipals, Inc.	220,793	1,395,412
Brookfield Real Assets Income Fund, Inc.	22,202	297,507
Destra Multi-Alternative Fund*	267,238	2,236,782
DWS Strategic Municipal Income Trust(a)	151,798	1,527,088
Eaton Vance California Municipal Bond Fund(a)	323,048	3,081,878
Eaton Vance California Municipal Income Trust	84,545	921,540
Eaton Vance New York Municipal Bond Fund(a)	535,515	5,306,954
Ellsworth Growth and Income Fund Ltd.(a)	186,638	1,633,083
Federated Hermes Premier Municipal Income Fund	125,047	1,473,054
Flaherty & Crumrine Preferred and Income Opportunity Fund, Inc.	7,398	67,026
Flaherty & Crumrine Total Return Fund, Inc.	690	11,564
Invesco California Value Municipal Income Trust	51,235	554,363
Invesco Municipal Opportunity Trust	31,477	316,344
Invesco Municipal Trust	56,616	571,255
Invesco Pennsylvania Value Municipal Income Trust	157,131	1,737,869
Invesco Trust For Investment Grade Municipals	134,350	1,397,240
Invesco Trust for Investment Grade New York Municipals	214,320	2,445,391
MFS High Income Municipal Trust	169,346	654,522
MFS High Yield Municipal Trust	67,116	239,604
MFS Investment Grade Municipal Trust	16,917	137,197
MFS Municipal Income Trust	4,069	22,705
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.(a)	389,231	1,930,586
Neuberger Berman Municipal Fund, Inc.	94,851	1,045,258
New America High Income Fund, Inc. (The)	79,120	652,740
Nuveen Arizona Quality Municipal Income Fund	597	6,961
Nuveen California Quality Municipal Income Fund	1,832	21,599
Nuveen Core Plus Impact Fund(a)	478,485	5,521,717
Nuveen Massachusetts Quality Municipal Income Fund	59	671
Nuveen Missouri Quality Municipal Income Fund	326	3,485
Nuveen Municipal Credit Income Fund	962	12,266

	Number of Shares	Value
CLOSED-END FUNDS (Continued)
FIXED INCOME (Continued)
Nuveen New Jersey Quality Municipal Income Fund(a)	326,256	$4,159,764
Nuveen New York Quality Municipal Income Fund	76	872
Nuveen Pennsylvania Quality Municipal Income Fund(a)	347,696	4,346,200
Nuveen Variable Rate Preferred & Income Fund	81,473	1,545,543
PGIM Short Duration High Yield Opportunities Fund	69	1,115
PIMCO California Municipal Income Fund II	60,729	363,159
PIMCO Dynamic Income Strategy Fund	203,937	4,639,567
PIMCO New York Municipal Income Fund II	6,109	46,245
PIMCO New York Municipal Income Fund III	953	5,737
Pioneer Municipal High Income Advantage Fund, Inc.	133,747	1,168,949
Pioneer Municipal High Income Fund Trust	247,756	2,331,384
Pioneer Municipal High Income Opportunities Fund, Inc.(a)	99,973	1,212,672
Putnam Municipal Opportunities Trust	1,631	17,011
Saba Capital Income & Opportunities Fund II(a)(b)	326,365	2,783,893
Western Asset Intermediate Muni Fund, Inc.	4,263	34,360
		105,498,132
HYBRID – 10.9%
Allspring Utilities and High Income Fund	11,254	120,980
Bexil Investment Trust	17,190	229,315
BlackRock Capital Allocation Term Trust(a)	493,474	8,186,734
Calamos Long/Short Equity & Dynamic Income Trust	20,524	320,174
Clough Global Dividend And Income Fund	8,254	47,708
Clough Global Opportunities Fund	12,285	65,602
Ecofin Sustainable and Social Impact Term Fund(a)	181,675	2,236,419
Nuveen Multi-Asset Income Fund(a)	810,499	10,925,527
Thornburg Income Builder Opportunities Trust	21,680	370,511
Virtus Dividend Interest & Premium Strategy Fund	133,434	1,723,967
		24,226,937

TOTAL INVESTMENTS – 101.1%
(Cost $194,752,059)		223,824,402
Liabilities in Excess of Other Assets – (1.1%)		(2,490,985)
TOTAL NET ASSETS – 100.0%		$221,333,417

*	Non-income producing security.
(a)	All or a portion of this security is pledged as collateral for borrowings. As of August 31, 2024, the aggregate value of those securities was $90,979,944, representing 41.1% of net assets.
(b)	Affiliated issuer.

Saba Closed-End Funds ETF	August 31, 2024
SCHEDULE OF INVESTMENTS (Concluded)	(Unaudited)

FUTURES CONTRACTS

	Expiration Date	Number of Contracts	Notional Value	Value	Unrealized Appreciation (Depreciation)
Bond Futures (Short Position)
Russell 2000 E-mini	September 2024	(45)	$(5,104,281)	$(5,001,975)	$102,306
S&P 500 E-Mini Future	September 2024	(16)	(4,402,127)	(4,528,800)	(126,673)
CBOT 10-Year U.S. Treasury Note	December 2024	(249)	(28,397,904)	(28,277,063)	120,841
CBOT 5-Year U.S. Treasury Note	December 2024	(414)	(45,429,422)	(45,290,953)	138,469
TOTAL FUTURES CONTRACTS			$(83,333,734)	$(83,098,791)	$234,943

Other Affiliated Investments

Fiscal period to date transactions with investments which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Saba Capital Income & Opportunities Fund II	$3,612,515	$—	$(1,063,582)	$(76,533)	$311,493	$2,783,893	326,365	$217,477	$—